Loans Receivable - Loans and leases outstanding by category (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable
Mortgage loans held for sale	$ 33,704	$ 37,695
Total portfolio loans and leases	966,499	839,787
Total loans and leases	1,000,203	877,482
Loans at fair value	10,546	11,422
Commercial mortgage
Loans Receivable
Total portfolio loans and leases	362,590	325,393
Home equity lines and loans
Loans Receivable
Total portfolio loans and leases	81,583	82,286
Residential mortgage
Loans Receivable
Total portfolio loans and leases	53,665	53,360
Loans at fair value	10,546	11,422
Construction
Loans Receivable
Total portfolio loans and leases	172,044	116,906
Commercial and industrial
Loans Receivable
Total portfolio loans and leases	273,301	254,050
Small Business Loans
Loans Receivable
Total portfolio loans and leases	21,616	5,756
Consumer
Loans Receivable
Total portfolio loans and leases	1,003	701
Leases, net
Loans Receivable
Total portfolio loans and leases	697	1,335
Real estate loans
Loans Receivable
Total portfolio loans and leases	669,882	577,945
Real estate loans | Commercial mortgage
Loans Receivable
Total portfolio loans and leases	362,590	325,393
Real estate loans | Home equity lines and loans
Loans Receivable
Total portfolio loans and leases	81,583	82,286
Real estate loans | Residential mortgage
Loans Receivable
Total portfolio loans and leases	53,665	53,360
Real estate loans | Construction
Loans Receivable
Total portfolio loans and leases	$ 172,044	$ 116,906